Long-Term Investments (Details)	1 Months Ended		12 Months Ended
	Feb. 28, 2018 USD ($)	Feb. 28, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2018 USD ($)
Long-Term Investments (Textual)
Long-term investments			$ 201,281
Net loss			$ (17,524)
Liujiayi Pet Technology (Beijing) Co., Ltd. [Member]
Long-Term Investments (Textual)
Business acquisition equity interests rate percentage	5.00%	5.00%
Cash consideration	$ 79,400
Liujiayi Pet Technology (Beijing) Co., Ltd. [Member] | RMB [Member]
Long-Term Investments (Textual)
Cash consideration | ¥		¥ 500,000
Tide Food Co., Ltd. [Member]
Long-Term Investments (Textual)
Business acquisition equity interests rate percentage						37.00%
Long-term investments						$ 156,200
Tide Food Co., Ltd. [Member] | RMB [Member]
Long-Term Investments (Textual)
Long-term investments						$ 1,000,000